NATURE OF OPERATIONS	12 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

PSB Holdings, Inc. (the “Company”) is a federally chartered holding company formed on May 27, 2003 for the purpose of acquiring all of the common stock of Putnam Bank (the “Bank”) concurrent with the Bank’s reorganization from a mutual savings institution to the mutual holding company form of organization. No shares were offered to the public as part of this reorganization.

On October 4, 2004, the Company completed a plan of stock issuance pursuant to which 44.5% of its common stock was sold to eligible depositors and the Putnam Savings Bank Employee Stock Ownership Plan (“ESOP”). The Company issued a total of 6,943,125 shares.

3,729,846 shares, representing 53.72% of total shares issued, were issued to Putnam Bancorp MHC in exchange for its ownership of the Bank. The sole purpose of Putnam Bancorp MHC is to own a majority of the common stock of PSB Holdings, Inc.

As part of the stock issuance, the Bank established the ESOP, which purchased 257,062 shares of common stock. The ESOP borrowed the necessary funds from the Company. The Bank intends to make annual contributions adequate to meet the debt service requirements of the ESOP.

In connection with the stock offering the Company established The Putnam Savings Foundation and contributed 123,588 shares of common stock, representing 4% of shares sold to the public. The Foundation supports charities in the geographic area the Bank serves.

On August 27, 2014, the Bank filed a notice of intent to convert from a federally-chartered savings bank to a Connecticut-chartered bank that is a member of the Federal Reserve System.  PSB Holdings, Inc. and Putnam Bancorp, MHC would remain savings and loan holding companies.  The charter conversion became effective on December 30, 2014.

The Bank is a state chartered savings bank and provides a full range of banking services to individual and small business customers located primarily in Connecticut. The Bank is subject to competition from other financial institutions throughout the region. There are no concentrations of credit to borrowers that have similar economic characteristics. The majority of the Company’s loan portfolio is comprised of loans collateralized by real estate located in the state of Connecticut.